DIVIDENDS AND INTEREST RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
DIVIDENDS AND INTEREST RECEIVABLE
Schedule of dividends receivable

	12/31/2023	12/31/2022
Current
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	441,138	250,310
Lajeado Energia S.A.	114,242	22,000
Belo Monte Transmissora de Energia S.A. - BMTE	48,386	41,898
Goiás Transmissão S.A.	43,654	19,783
Interligação Eletrica do Madeira S.A. - IE Madeira	42,718	50,116
Transenergia São Paulo S.A.	19,813	8,275
CEB Lajeado S.A.	17,605	28,163
Mata de Santa Genebra Transmissão S.A.	13,782	13,280
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	12,525	21,867
Others	117,695	252,183
	871,558	707,875